Organization and Nature of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Quantifying Prior Year Misstatements Corrected In Current Year Financial Statements [Abstract]
Correction resulted, decrease in current liabilities	$ 861	$ 369
Correction resulted, increase in net income	$ 492	$ 369
Correction resulted, increase in basic earnings per share	$ 0.02	$ 0.02
Correction resulted, increase in diluted earnings per share	$ 0.02	$ 0.01